Cover	Sep. 29, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Sep. 29, 2023
Entity Registrant Name	MEDMEN ENTERPRISES INC.
Entity Incorporation, State or Country Code	A1
Entity File Number	000-56199
Entity Tax Identification Number	98-1431779
Entity Address, Address Line One	8740 S Sepulveda Blvd
Entity Address, Address Line Two	Suite 105
Entity Address, City or Town	Los Angeles
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90045
City Area Code	424
Local Phone Number	330-2082
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001776932
Amendment Flag	false